Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent Receivables [Abstract]
Security deposits for lease contracts	€ 4,557	€ 3,093
Receivable from disposal of assets	297	271
Total	€ 4,854	€ 3,364